Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Unamortized deferred finance fees	$ 10,496	$ 16,037
8.00% 2019 Notes
Unamortized deferred finance fees	1,243	1,677
Long term debt
Unamortized deferred finance fees	9,214	14,360
Lease commitments
Unamortized deferred finance fees	$ 39	$ 0
Preferred Stock
Preferred Stock - Par Value	$ 0.01	$ 0.01
Preferred Stock - Shares Authorized	25,000,000	25,000,000
Preferred Stock - Shares Issued	0	0
Preferred Stock - Shares Outstanding	0	0
Common Stock
Common Stock - Par Value	$ 0.01	$ 0.01
Common Stock - Shares Authorized	300,000,000	300,000,000
Common Stock - Shares Issued	56,628,907	43,821,114
Common Stock - Shares Outstanding	56,628,907	43,821,114